Non-controlling Interest In Subsidiaries (Preferred Shares Authorized) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Number of shares issued and outstanding	41,000,000	29,000,000
Grand Bahama Power Company Limited [Member] | Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Preferred Stock, Shares Authorized	20,000
Number of shares issued and outstanding	20,000	20,000
Preferred Stock Value Outstanding	$ 19	$ 19